Contingent Liabilities and Commitments	12 Months Ended
Dec. 31, 2024
Disclosure of contingent liabilities [abstract]
Contingent Liabilities and Commitments
40. Contingent Liabilities and Commitments
40.1 Details of acceptances and guarantees as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	December 31, 2023		December 31, 2024
Confirmed acceptances and guarantees
Confirmed acceptances and guarantees in Korean won:
Acceptances and guarantees for KB purchasing loan	￦	148,786	￦	152,129
Others		945,027		900,237

		1,093,813		1,052,366

Confirmed acceptances and guarantees in foreign currencies:
Acceptances of letter of credit		277,370		331,423
Letter of guarantees		47,665		45,274
Bid bond		12,549		12,782
Performance bond		1,111,589		1,927,572
Refund guarantees		3,561,227		4,644,429
Others		3,572,149		4,594,667

		8,582,549		11,556,147

Financial guarantee contracts:
Acceptances and guarantees for mortgage		94,027		20,790
Overseas debt guarantees		470,579		588,019
International financing guarantees in foreign currencies		616,554		842,838

		1,181,160		1,451,647

		10,857,522		14,060,160

Unconfirmed acceptances and guarantees
Guarantees of letter of credit		2,785,484		2,268,081
Refund guarantees		1,301,376		1,373,649

		4,086,860		3,641,730

	￦	14,944,382	￦	17,701,890

40.2 Credit qualities of acceptances and guarantees as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	December 31, 2023
	12-month expected credit losses		Lifetime expected credit losses				Total
			Non-impaired		Impaired
Confirmed acceptances and guarantees
Grade 1	￦	8,485,824	￦	170,322	￦	—	￦	8,656,146
Grade 2		1,763,259		22,065		—		1,785,324
Grade 3		40,595		7,368		—		47,963
Grade 4		67,729		294,635		457		362,821
Grade 5		—		1,182		4,086		5,268

		10,357,407		495,572		4,543		10,857,522

Unconfirmed acceptances and guarantees
Grade 1		3,071,076		—		—		3,071,076
Grade 2		734,886		19,210		—		754,096
Grade 3		8,600		10,692		—		19,292
Grade 4		1,828		237,200		—		239,028
Grade 5		—		—		3,368		3,368

		3,816,390		267,102		3,368		4,086,860

	￦	14,173,797	￦	762,674	￦	7,911	￦	14,944,382

(In millions of Korean won)	December 31, 2024
	12-month expected credit losses		Lifetime expected credit losses				Total
			Non-impaired		Impaired
Confirmed acceptances and guarantees
Grade 1	￦	12,022,664	￦	—	￦	—	￦	12,022,664
Grade 2		1,870,438		23,840		—		1,894,278
Grade 3		98,224		16,147		—		114,371
Grade 4		8,291		2,975		457		11,723
Grade 5		—		230		16,894		17,124

		13,999,617		43,192		17,351		14,060,160

Unconfirmed acceptances and guarantees
Grade 1		2,281,647		2,441		—		2,284,088
Grade 2		1,306,932		15,349		—		1,322,281
Grade 3		13,982		14,781		—		28,763
Grade 4		1,171		2,652		21		3,844
Grade 5		—		175		2,579		2,754

		3,603,732		35,398		2,600		3,641,730

	￦	17,603,349	￦	78,590	￦	19,951	￦	17,701,890

40.3 Classifications of acceptances and guarantees by counterparty as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	December 31, 2023
	Confirmed guarantees		Unconfirmed guarantees		Total		Proportion (%)
Large companies	￦	9,988,889	￦	3,397,689	￦	13,386,578	89.58
Small and medium-sized companies		736,810		454,574		1,191,384	7.97
Public sector and others		131,823		234,597		366,420	2.45

	￦	10,857,522	￦	4,086,860	￦	14,944,382	100.00

(In millions of Korean won)	December 31, 2024
	Confirmed guarantees		Unconfirmed guarantees		Total		Proportion (%)
Large companies	￦	13,215,006	￦	2,972,146	￦	16,187,152	91.45
Small and medium-sized companies		747,170		423,299		1,170,469	6.61
Public sector and others		97,984		246,285		344,269	1.94

	￦	14,060,160	￦	3,641,730	￦	17,701,890	100.00

40.4 Classifications of acceptances and guarantees by industry as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	December 31, 2023
	Confirmed guarantees		Unconfirmed guarantees		Total		Proportion (%)
Financial institutions	￦	1,263,253	￦	591	￦	1,263,844	8.46
Manufacturing		5,527,285		3,109,100		8,636,385	57.79
Service		788,908		102,028		890,936	5.96
Wholesale and retail		2,297,162		614,053		2,911,215	19.48
Construction		363,517		116,950		480,467	3.22
Public sector		31,732		62,440		94,172	0.63
Others		585,665		81,698		667,363	4.46

	￦	10,857,522	￦	4,086,860	￦	14,944,382	100.00

(In millions of Korean won)	December 31, 2024
	Confirmed guarantees		Unconfirmed guarantees		Total		Proportion (%)
Financial institutions	￦	1,810,426	￦	1,244	￦	1,811,670	10.24
Manufacturing		8,139,583		2,709,623		10,849,206	61.29
Service		926,446		48,709		975,155	5.51
Wholesale and retail		2,410,725		594,407		3,005,132	16.98
Construction		334,561		73,389		407,950	2.30
Public sector		24,929		101,456		126,385	0.71
Others		413,490		112,902		526,392	2.97

	￦	14,060,160	￦	3,641,730	￦	17,701,890	100.00

40.5 Details of commitments as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	December 31, 2023		December 31, 2024
Commitments
Corporate loan commitments	￦	55,688,438	￦	57,510,280
Retail loan commitments		56,142,850		59,100,288
Credit line of credit cards		83,325,862		87,204,864
Purchase of other securities		8,749,029		8,880,563

		203,906,179		212,695,995

Financial guarantee contracts
Credit line		5,901,644		4,747,946
Purchase of securities		745,401		475,147

		6,647,045		5,223,093

	￦	210,553,224	￦	217,919,088

40.6 Other Matters (including litigation)
a) The Group has 94 pending lawsuits as a plaintiff (excluding simple lawsuits related to the collection or management of loans), with aggregate claims amount of ￦1,848,019 million, and 320 pending lawsuits as a defendant (excluding simple lawsuits related to the collection or management of loans) with aggregate claims amount of ￦1,305,713 million. It is not possible to predict additional losses based on the outcomes of future trials. Details of major pending lawsuits in which the Group is a defendant are as follows:
(In number of cases, in millions of Korean won)

Company	Lawsuits	No. of cases	Amount		Description of the lawsuits	Status of the lawsuits
Kookmin Bank	Request for a return of redemption amount	1	￦	61,755
Kookmin Bank invested the assets entrusted by OO Invest Trust Management in the Fairfield Sentry Limited and Fairfield Sentry Limited reinvested the assets in Bernard L. Madoff Investment Securities LLC managed by Bernard Madoff. (Bernard L. Madoff Investment Securities LLC is in the liquidation process due to Ponzi scheme fraud-related losses.)
Bankruptcy trustee of Bernard L. Madoff Investment Securities LLC filed a lawsuit against Kookmin Bank seeking to return the amount of redemptions received by Kookmin Bank through Fairfield Sentry Limited.

Application for dismissal by the defendant has been denied, and further proceedings are scheduled. [Related litigation is pending at the New York Southern District Federal Bankruptcy Court (10-3777)]
The financial impact on Kookmin Bank is not significant because the likelihood of winning the lawsuit is high

Company	Lawsuits	No. of cases	Amount	Description of the lawsuits	Status of the lawsuits
	Expropriation of long-term leasehold rights	1	367,500
Kookmin Bank invested assets entrusted by OO Asset Management Co., Ltd. in loans that are directly or indirectly collateralized by long-term leasehold rights of the building and the land (hereinafter referred to as “the real estate in this case”) of Union Station in Washington, D.C., the United States.
The Plaintiff, who is the operator of the railway facility, filed this lawsuit against those concerned with the real estate in this case, including Kookmin Bank, to expropriate the real estate in this case and determine indemnity.

Following the court’s approval of the plaintiff’s urgent application for transfer of possession, the subject property has been delivered to the plaintiff, and the main proceedings are ongoing.
The lawsuit is related to a fund that Kookmin Bank is managing, so the financial impact on Kookmin Bank’s proprietary assets is not significant.

	Return of unjust enrichment	1	160,589
As MTS Bank, which was trading with Kookmin Bank through a foreign exchange account, was listed on the SDN (Specifically Designated Nationals) list of the Office of Foreign Assets Control (OFAC) under the U.S. Treasury Department, Kookmin Bank froze the foreign currency account in the name of MTS Bank.
Accordingly, MTS Bank filed a lawsuit seeking the return of the account balance to the Moscow City Commercial Court in Russia

Responding to local court trial schedule.
Due to compliance with U.S. OFAC regulations, it is determined that Kookmin Bank’s likelihood of winning the lawsuit being processed in the Russian courts is not high. However, the lawsuit amount can be covered by the balance in the plaintiff’s account, and a financial impact equivalent to the delayed interest is anticipated for Kookmin Bank.

Kookmin Bank	Claim for damages	1	102,411
PT Bank KB Bukopin Tbk requested an auction of TMJ’s shares in order to collect the loan to TMJ (a distressed company); NKLI won the auction and then received a loan from the bank for the purpose of purchasing TMJ shares. NKLI’s intention was to take control over TMJ and launch mining business; however, NKLI was unable to take control and launch the business due to legal disputes with the bankruptcy trustee of TMJ and court-appointed mine management company, and also lost a lawsuit against the mine management company.
As a result, NKLI filed a legal suit to PT Bank KB Bukopin Tbk stating that the bank’s recommendation to purchase TMJ’s shares was inappropriate since the bank did not intentionally share the legal issues and associated risks thereof.

The second trial is underway and will work with the legal representative to actively respond
Considering the winning results of the first trial and the legal review opinion of external law firms, PT Bank KB Bukopin Tbk is unlikely to lose, and its impact on Kookmin Bank is expected to be limited

Company	Lawsuits	No. of cases	Amount	Description of the lawsuits	Status of the lawsuits
KB Securities Co., Ltd.	Request for the return of unjust enrichment and transaction amount (Australian fund)	3	55,654	As an investment broker for a private fund that lends money to a corporation (borrower) investing in Australian disability apartment rental business, KB Securities Co., Ltd. brokered investments of ￦326,500 million in trust products and funds to individual and institutional investors. However, due to the local Australian borrower’s breach of contract, the fund management was suspended, and related to this, a lawsuit was filed against KB Securities Co., Ltd. for the return of unjust enrichment and transaction amount.
No.1 case: The third trial is in progress (The first trial: On February 7, 2023, a ruling was made to pay the principal investment of ￦29,800 million and the delayed interest on it. The second trial: On January 29, 2024, the conclusion was different; a ruling was made to pay the principal investment of ￦12,000 million and the delayed interest on it.)
No. 2 case: The second trial is in progress (The first trial: On February 14, 2024, a ruling was made to pay the principal investment of ￦12,200 million and the delayed interest on it.)
No. 3 case: The second trial is in progress (The first trial: On October 26, 2023, a ruling was made to pay the remaining principal and interest of ￦8,460 million and the delayed interest on the principal of ￦8,290 million)

Meanwhile, the Group has recognized a provision for litigation amounting to ￦156,214 million in the financial statements in relation to the pending lawsuit in which it is a defendant as of December 31, 2024 (Note 24.5).
b) As of December 31, 2024, there are a total of 12 pending lawsuits related to the wage peak system, amounting to ￦42,857 million. This includes 8 cases for Kookmin Bank with a total claim amount of ￦39,144 million, 1 case for KB Securities Co., Ltd. with a claim amount of ￦2,646 million, 1 case for KB Life Insurance Co., Ltd. with a claim amount of ￦61 million, 1 case for KB Capital Co., Ltd. with a claim amount of ￦388 million, and 1 case for KB Data System Co., Ltd. with a claim amount of ￦618 million. The amount and timing of potential outflows of resources are currently unpredictable.
c) KB Real Estate Trust Co., Ltd. is carrying out the completion guarantee management-type land trust project (31 cases, including Busan Kyungbo Industrial Development, excluding construction project), that bears responsibility for the completion guarantee when the construction company fails to fulfill responsibility for the completion guarantee and bears responsibility for compensating for damages to lending financial institutions as of December 31, 2024. The total credit line of PF loan related to the completion guarantee management-type land trust project is ￦2,696,500 million, and the used credit line is ￦2,049,200 million as of December 31, 2024. As of December 31, 2024, KB Real Estate Trust Co., Ltd. is a defendant in two lawsuits (with a total claim amount of ￦25,892 million) due to the failure to fulfill the responsibility for construction completion, and three additional lawsuits (with a total claim amount of ￦53,600 million) were filed after the reporting period but before the final approval of the Financial statements. The amount of compensation for damages charged to KB Real Estate Trust Co., Ltd. is measured after determining whether the damage occurred due to the company’s failure to fulfill the completion guarantee. Since the amount of loss cannot be measured reliably, this impact is not reflected in the Financial statements as of and for the year ended December 31, 2024.
d) As of December 31, 2024, the Financial Supervisory Service conducted a regular inspection of the operations of the holding company and its subsidiaries, Kookmin Bank and KB Life Insurance Co., Ltd. The results of the inspection and any required actions will be notified in the future.
e) Kookmin Bank is currently under investigation by the Fair Trade Commission regarding the possibility of unfair joint actions by commercial banks. It is impossible to predict the outcome of the investigation.
f) As of December 31, 2024, KB Life Insurance Co., Ltd. is undergoing a tax audit for the 2020 ~ 2022 fiscal year corporate tax. The audit is expected to conclude in January 2025, and the company is awaiting the tax assessment results. Additionally, its subsidiaries, KB Asset Management Co., Ltd. and KB Data Systems Co., Ltd., received advance notice of tax audits in January 2025. Currently, the impact on the Group cannot be predicted.
g) As of December 31, 2024, KB PRASAC BANK is undergoing a tax audit by the tax authorities for the fiscal years 2020 to 2021. Currently, the impact on KB PRASAC BANK cannot be predicted.
h) On April 7, 2023, Kookmin Bank entered into a new share subscription agreement with STIC Eugene Star Holdings Inc. (hereinafter referred to as STIC”), under which STIC will acquire 31,900,000,000 shares at a price of IDR 3.19 trillion, of which Kookmin Bank’s subsidiary, PT Bank KB Bukopin Tbk, will issue. As a result of the agreement, Kookmin Bank will hold a call option to purchase the shares held by the STIC, starting from 2 years and 6 months after the date of acquisition, for a period of 6 months. If Kookmin Bank does not exercise the call option during the designated period, STIC will have the right to sell the acquired shares back to Kookmin Bank, also known as holding a put option right, within 1 year after the expiration of the call option period.
i) As of December 31, 2024, KB Real Estate Trust Co., Ltd. may lend ￦ 3,485,500 million to the trust accounts, which is part of the total project cost related to borrowing-type land trust contracts (including maintenance projects). Whether or not KB Real Estate Trust Co., Ltd. will lend to a trust account is not an unconditional payment obligation, and it is judged by considering all matters such as the fund balance plan of its own account and trust business.